Client funds on deposit and client funds payable - Summary of Client funds on deposit and client funds payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Client Funds On Deposit And Client Funds Payable [Abstract]
Client funds on deposit	$ 22,490	$ 67,687
Other receivables from clients	1,149	10,476
Client funds on deposit and other receivables	23,639	78,163
Client funds payable	$ 23,639	$ 78,163